Revenue - (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]

Years ended December 31,	2022	2021

Energy Infrastructure 1,2	$381,087	$278,653

After-Market Services	443,660	327,376

Engineered Systems	953,051	354,127

Total revenue	$1,777,798	$960,156
1
Energy Infrastructure revenue for 2022 and 2021 includes the recognition of revenue from finance lease transactions. Upon commencement of the lease, the Company recognized the sale of the related energy infrastructure assets and a corresponding finance lease receivable. Refer to Note 12 for further details on finance leases.
2
During the year ended December 31, 2022, the Company recognized $111.3 million of revenue related to operating leases in its LATAM and EH segments (December 31, 2021 –$64.3 million). Additionally, the Company recognized $127.0 million of revenue related to its NAM contract compression fleet (December 31, 2021 – $102.0 million).
Revenue by geographic location, which is attributed by destination of sale, was as follows:

Years ended December 31,	2022	2021

United States	$890,899	$451,675

Canada	261,865	173,181

Oman	119,906	84,486

Bahrain	85,540	40,361

Argentina	80,524	34,321

Australia	65,618	61,520

Mexico	64,325	27,355

Brazil	45,367	17,289

Iraq	25,917	-

Colombia	21,278	17,795

United Arab Emirates	20,995	2,494

Egypt	20,319	7,323

Other	75,245	42,356

Total revenue	$1,777,798	$960,156

Disclosure of performance obligations [text block]
The following table outlines the Company’s unsatisfied performance obligations, by product line, as at December 31, 2022:

	Less than one year	One to two years	Greater than two years	Total

Energy Infrastructure	$550,009	$492,096	$1,826,923	$2,869,028

After-Market Services	76,260	26,176	49,583	152,019

Engineered Systems	1,483,773	22,097	-	1,505,870

	$2,110,042	$540,369	$1,876,506	$4,526,917